PREFERRED STOCK (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 08, 2022	May 11, 2022
Class of Stock [Line Items]
Preferred stock, shares designated	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock [Member]
Class of Stock [Line Items]
Number of preferred stock convertible					10,000,000
Reddington Partners L L C [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of preferred stock convertible				10,000,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated	1,000	1,000
Number of shares converted into common shares	10,000	10,000
Description of voting rights	100,000 voting rights per share.	100,000